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BNY Mellon US Mid Cap Core Equity ETF
Fund Summary BNY Mellon US Mid Cap Core Equity ETF
Fund Summary BNY Mellon US Mid Cap Core Equity ETF
Investment Objective
The fund seeks to track the performance of the Solactive GBS United States 400 Index TR.
Fees and Expenses

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	BNY Mellon US Mid Cap Core Equity ETF BNY Mellon US Mid Cap Core Equity ETF [1]
Management fees	0.04%
Distribution and service (12b-1) fees	none
Other expenses	none
Total annual fund operating expenses	0.04%
[1]	The fund's management agreement provides that the Adviser, BNY Mellon ETF Investment Adviser, LLC, will pay substantially all expenses of the fund, except for the management fees, payments under the fund's 12b-1 plan (if any), interest expenses, taxes, acquired fund fees and expenses, brokerage commissions, costs of holding shareholder meetings, fees and expenses associated with the fund's securities lending program, and litigation and potential litigation and other extraordinary expenses not incurred in the ordinary course of the fund's business.

Example

The Example is intended to help you compare the cost of investing in the fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated and then hold or redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example	1 Year	3 Years	5 Years	10 Years
BNY Mellon US Mid Cap Core Equity ETF | BNY Mellon US Mid Cap Core Equity ETF | USD ($)	4	13	23	51

Expense Example No Redemption	1 Year	3 Years	5 Years	10 Years
BNY Mellon US Mid Cap Core Equity ETF | BNY Mellon US Mid Cap Core Equity ETF | USD ($)	4	13	23	51

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the fund's performance. For the fiscal year ended October 31, 2023, the fund's portfolio turnover rate was 11.76% of the average value of its portfolio.

Principal Investment Strategy

To pursue its goal, the fund normally invests substantially all of its assets in equity securities comprising the Solactive GBS United States 400 Index TR (index). Under normal circumstances, the fund will invest at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of medium-capitalization U.S. companies, ETFs providing exposure to such securities, and derivatives with economic characteristics similar to such securities. The fund considers medium-capitalization companies to be companies with market capitalizations within the range of market capitalization of companies included in the index. As of December 31, 2023, the full market capitalization range of companies included in the index was $603 million to $17.82 billion. The fund considers a U.S. company to be a company whose securities are listed on a U.S. stock market.

The Solactive GBS United States 400 Index TR is a free float market capitalization weighted index designed to measure the performance of 400 mid-capitalization companies listed on U.S. stock markets. The index’s universe of eligible securities includes common stock and shares of real estate investment trusts (REITs) listed on the New York Stock Exchange, NYSE Market LLC, NYSE Arca, NASDAQ, Investors Exchange, or BATS Exchange, traded in U.S. dollars, and that meet certain tradability requirements. Securities included in the Solactive GBS United States 500 Index TR, an index designed to measure the performance of 500 of the largest companies listed on U.S. stock markets, are not eligible for inclusion. At each reconstitution, eligible securities are ranked by total market capitalization in descending order. All securities ranked in the top 340 are selected for inclusion in the index and current index constituents with a rank from 341 to 480 are selected until the total number of companies in the index equals 400. If the total number of companies is below 400, the highest-ranking remaining securities are selected until 400 is reached. The index reconstitutes quarterly in February, May, August, and November. As of December 31, 2023, the index was comprised of 402 securities.

Under normal circumstances, the fund generally invests in all of the stocks in the index in proportion to their weighting in the index. However, the fund may invest in a representative sample of the index if replicating the index could be detrimental or disadvantageous to shareholders, such as when there are practical difficulties or substantial costs involved in compiling a portfolio of equity securities to replicate the index, in instances in which a security in the index becomes temporarily illiquid, unavailable or less liquid, or as a result of legal restrictions or limitations (such as tax diversification requirements) that apply to the fund but not the index.

In seeking to track the index, the fund's assets may be concentrated in (i.e., more than 25% of the fund's assets invested in) an industry or group of industries, but only to the extent that the index concentrates in a particular industry or group of industries. As of December 31, 2023, approximately 23.51% of the index consisted of securities of issuers in the industrial sector.

The fund is classified as diversified under the Investment Company Act of 1940, as amended (1940 Act); however, the fund may become non-diversified solely as a result of changes in the composition of the index (e.g., changes in weightings of one or more component securities). When the fund is non-diversified, it may invest a relatively high percentage of its assets in a limited number of issuers.

Principal Risks
Performance

The following bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows changes in the performance of the fund from year to year. The table compares the average annual total returns of the fund to those of different broad measures of market performance. The fund's past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future.  Recent performance information may be available at www.im.bnymellon.com.

The fund's investment objective changed effective November 15, 2023. Fund performance prior to November 15, 2023, reflects the fund’s prior investment objective of seeking to track the performance, before fees and expenses, of the Morningstar® US Mid Cap IndexSM.

Year-by-Year Total Returns as of 12/31 each year (%)

Best Quarter Q4, 2023: 14.06% Worst Quarter Q2, 2022: -15.87% (for the periods reflected in the bar chart)
Average Annual Total Returns as of 12/31/23

After-tax returns in the table below are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through U.S. tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Average Annual Returns - BNY Mellon US Mid Cap Core Equity ETF		Average Annual Returns, 1 Year	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
BNY Mellon US Mid Cap Core Equity ETF		17.47%	18.96%	Apr. 07, 2020
After Taxes on Distributions | BNY Mellon US Mid Cap Core Equity ETF		16.75%	18.46%
After Taxes on Distributions and Sale of Fund Shares | BNY Mellon US Mid Cap Core Equity ETF		10.30%	15.02%
Solactive GBS United States 400 Index TR (reflects no deductions for fees, expenses or taxes)	[1]	16.48%	18.75%	Apr. 07, 2020
Morningstar® US Mid Cap IndexSM (reflects no deductions for fees, expenses or taxes)		16.24%	18.72%	Apr. 07, 2020
[1]	Effective November 15, 2023, the fund changed its benchmark index from the Morningstar® US Mid Cap IndexSM to the Solactive GBS United States 400 Index TR in connection with a change to the fund’s investment objective.